SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jul. 31, 2021
Accounting Policies [Abstract]
Schedule of Fair Value of Assets and Liabilities

Assets and liabilities measured at fair value are as follows as of July 31, 2021:

	Total	Level 1	Level 2	Level 3

Assets
Total assets measured at fair value

Liabilities
Derivative liability	551,892			551,892
Total liabilities measured at fair value	551,892			551,892

Assets and liabilities measured at fair value are as follows as of July 31, 2020:

	Total	Level 1	Level 2	Level 3

Assets
Total assets measured at fair value

Liabilities
Derivative liability	483,283			483,283
Total liabilities measured at fair value	483,283			483,283